Financial guarantee liabilities and financial guarantee assets	12 Months Ended
Dec. 31, 2019
Guarantees [Abstract]
Financial guarantee liabilities and financial guarantee assets
1 5 .	Financial guarantee liabilities and financial guarantee assets
(i) Financial guarantee liabilities
The following table sets forth the financial guarantee liabilities movement activities for the years ended December 31, 2017, 2018 and 2019.

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the year	—	—	15,537
Fair value of financial guarantee liabilities upon the inception of new loans	—	44,549	493,799
Release of financial guarantee liabilities upon repayment	—	(21,397)	(407,403)
Payouts during the period	—	(7,615)	—

Balance at the end of the year	—	15,537	101,933

(ii) Financial guarantee assets, net
The financial guarantee assets, net as of December 31, 2018 and 2019, consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Short-term:
Short-term financial guarantee assets	15,569	100,419
Allowance for credit losses	—	(9,045)

Short-term financial guarantee assets, net	15,569	91,374

Long-term:
Long-term financial guarantee assets	5,040	3,647
Allowance for credit losses	—	—

Long-term financial guarantee assets, net	5,040	3,647

The movement of the allowance for credit losses for the years ended December 31, 2017, 2018 and 2019 consist of the following:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the year	—	—	—
Additions	—	—	12,527
Charge-offs	—	—	(3,482)

Balance at end of the year	—	—	9,045